Subsequent Event	12 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Event

9. Subsequent Event

On August 8, 2023, the Company has successfully listed on Nasdaq and has raised a net proceed of approximately $13.6 million for the issuance of 3,000,000 shares of common stock.

In addition, subsequent to June 30, 2023, the Company has entered into a consulting agreement with a third party, for future capital market and fund-raising consulting services. The consideration of the contract is $1.8 million.